UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

This report on Form N-Q relates solely to the Registrant's Fidelity Tax Managed Stock Fund series (the "Fund").

Item 1. Schedule of Investments

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

July 31, 2006

1.804882.102

TMG-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.8%
Autoliv, Inc.	2,900	$ 162,893
BorgWarner, Inc.	2,600	156,000
TRW Automotive Holdings Corp. (a)	6,900	178,710
		497,603
Diversified Consumer Services - 0.3%
Sothebys Class A (ltd. vtg.) (a)	6,500	179,595
Hotels, Restaurants & Leisure - 2.5%
Kerzner International Ltd. (a)	2,000	160,000
McDonald's Corp.	23,000	813,970
Pinnacle Entertainment, Inc. (a)	6,200	170,066
Starwood Hotels & Resorts Worldwide, Inc.	9,300	488,994
		1,633,030
Household Durables - 0.6%
Furniture Brands International, Inc.	9,900	198,594
La-Z-Boy, Inc.	15,400	196,350
		394,944
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (a)	4,200	222,264
Multiline Retail - 3.5%
JCPenney Co., Inc.	20,300	1,278,088
Nordstrom, Inc.	29,500	1,011,850
		2,289,938
Specialty Retail - 1.5%
Aeropostale, Inc. (a)	6,700	185,657
Circuit City Stores, Inc.	6,900	169,050
Dress Barn, Inc. (a)	10,800	233,064
Monro Muffler Brake, Inc.	6,400	198,464
The Men's Wearhouse, Inc.	5,100	158,661
		944,896
Textiles, Apparel & Luxury Goods - 2.9%
Columbia Sportswear Co. (a)	3,700	183,964
Gildan Activewear, Inc. Class A (a)	4,800	205,048
Liz Claiborne, Inc.	5,500	194,425
Phillips-Van Heusen Corp.	5,700	202,521
Steven Madden Ltd.	5,600	187,376
Stride Rite Corp.	15,600	197,496
VF Corp.	5,800	393,356
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	8,800	$ 156,728
Wolverine World Wide, Inc.	7,100	180,624
		1,901,538
TOTAL CONSUMER DISCRETIONARY		8,063,808
CONSUMER STAPLES - 8.9%
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	39,200	841,232
Food & Staples Retailing - 1.6%
Kroger Co.	32,000	733,760
Safeway, Inc.	11,500	322,920
		1,056,680
Food Products - 1.4%
Flowers Foods, Inc.	5,700	162,336
Gold Kist, Inc. Delaware (a)	12,500	174,875
McCormick & Co., Inc. (non-vtg.)	4,800	168,288
Pilgrims Pride Corp. Class B	7,500	191,700
Tyson Foods, Inc. Class A	13,300	188,195
		885,394
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	21,600	189,648
Tobacco - 4.3%
Altria Group, Inc.	29,900	2,391,103
Loews Corp. - Carolina Group	6,800	390,184
		2,781,287
TOTAL CONSUMER STAPLES		5,754,241
ENERGY - 14.2%
Energy Equipment & Services - 2.0%
Basic Energy Services, Inc.	6,200	167,400
Lone Star Technologies, Inc. (a)	3,100	146,010
Maverick Tube Corp. (a)	5,900	376,361
Noble Corp.	4,300	308,525
Pride International, Inc. (a)	5,400	161,298
W-H Energy Services, Inc. (a)	3,300	181,566
		1,341,160
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 12.2%
ConocoPhillips	22,122	$ 1,518,454
Frontier Oil Corp.	6,000	211,500
Giant Industries, Inc. (a)	5,500	392,755
Hess Corp.	28,500	1,507,650
Kerr-McGee Corp.	3,000	210,600
Marathon Oil Corp.	9,500	861,080
Mariner Energy, Inc. (a)	9,900	178,299
OMI Corp.	24,800	547,088
Overseas Shipholding Group, Inc.	3,500	225,365
Quicksilver Resources, Inc. (a)	6,300	222,768
Tesoro Corp.	5,100	381,480
Valero Energy Corp.	22,200	1,496,946
W&T Offshore, Inc.	4,600	156,676
		7,910,661
TOTAL ENERGY		9,251,821
FINANCIALS - 13.2%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	7,800	347,880
Lehman Brothers Holdings, Inc.	11,200	727,440
Morgan Stanley	10,300	684,950
TradeStation Group, Inc. (a)	5,248	76,726
		1,836,996
Diversified Financial Services - 3.7%
CIT Group, Inc.	9,900	454,509
JPMorgan Chase & Co.	42,800	1,952,536
		2,407,045
Insurance - 3.9%
ACE Ltd.	13,200	680,196
AMBAC Financial Group, Inc.	3,200	265,952
Hartford Financial Services Group, Inc.	10,400	882,336
MetLife, Inc.	4,600	239,200
Prudential Financial, Inc.	2,900	228,056
W.R. Berkley Corp.	6,525	234,900
		2,530,640
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.8%
Countrywide Financial Corp.	36,964	$ 1,324,420
Radian Group, Inc.	8,000	492,240
		1,816,660
TOTAL FINANCIALS		8,591,341
HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	15,500	651,000
Palomar Medical Technologies, Inc. (a)	3,700	140,933
		791,933
Health Care Providers & Services - 3.0%
Aetna, Inc.	8,400	264,516
Humana, Inc. (a)	13,200	738,276
Manor Care, Inc.	13,900	695,695
National Healthcare Corp.	4,800	221,712
		1,920,199
Pharmaceuticals - 4.5%
Endo Pharmaceuticals Holdings, Inc. (a)	11,160	346,741
Merck & Co., Inc.	47,900	1,928,933
Pfizer, Inc.	25,700	667,943
		2,943,617
TOTAL HEALTH CARE		5,655,749
INDUSTRIALS - 13.2%
Aerospace & Defense - 3.3%
AAR Corp. (a)	12,800	303,104
Ceradyne, Inc. (a)	6,800	332,452
Goodrich Corp.	4,800	193,776
Orbital Sciences Corp. (a)	8,900	159,399
Raytheon Co.	21,700	978,019
Triumph Group, Inc. (a)	3,500	167,965
		2,134,715
Airlines - 0.8%
AMR Corp. (a)	13,700	301,400
Continental Airlines, Inc. Class B (a)	8,800	231,792
		533,192
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.3%
Insteel Industries, Inc.	10,500	$ 217,350
Commercial Services & Supplies - 1.9%
Allied Waste Industries, Inc.	27,000	274,320
Corrections Corp. of America (a)	3,100	169,260
Kforce, Inc. (a)	14,100	175,827
Manpower, Inc.	3,000	178,440
Spherion Corp. (a)	20,200	153,520
The Geo Group, Inc. (a)	6,300	259,686
		1,211,053
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	7,100	323,334
Machinery - 4.6%
AGCO Corp. (a)	8,800	202,048
Cummins, Inc.	7,000	819,000
Deere & Co.	10,000	725,700
Gardner Denver, Inc. (a)	4,700	162,855
Ingersoll-Rand Co. Ltd. Class A	7,800	279,240
Manitowoc Co., Inc.	4,300	168,818
PACCAR, Inc.	3,200	258,400
Terex Corp. (a)	4,600	206,264
Trinity Industries, Inc.	4,500	150,390
		2,972,715
Marine - 0.2%
American Commercial Lines, Inc.	3,000	164,850
Road & Rail - 0.9%
Laidlaw International, Inc.	6,200	164,300
P.A.M. Transportation Services, Inc. (a)	8,800	250,448
Swift Transportation Co., Inc. (a)	7,400	197,950
		612,698
Trading Companies & Distributors - 0.7%
BlueLinx Corp.	11,200	133,504
United Rentals, Inc. (a)	10,600	295,952
		429,456
TOTAL INDUSTRIALS		8,599,363
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.0%
Arris Group, Inc. (a)	13,600	$ 145,384
Motorola, Inc.	22,400	509,824
		655,208
Computers & Peripherals - 6.3%
Apple Computer, Inc. (a)	11,500	781,540
Hewlett-Packard Co.	49,800	1,589,118
Komag, Inc. (a)	8,800	337,128
Seagate Technology	14,100	327,120
Western Digital Corp. (a)	51,200	898,048
Xyratex Ltd. (a)	6,800	158,032
		4,090,986
Electronic Equipment & Instruments - 1.8%
Arrow Electronics, Inc. (a)	5,700	161,082
Avnet, Inc. (a)	7,700	140,140
Flextronics International Ltd. (a)	16,300	184,842
Ingram Micro, Inc. Class A (a)	9,200	162,196
KEMET Corp. (a)	23,200	194,184
Orbotech Ltd. (a)	7,500	161,700
TTM Technologies, Inc. (a)	13,400	147,936
		1,152,080
Internet Software & Services - 0.2%
Art Technology Group, Inc. (a)	62,100	165,807
IT Services - 0.3%
Ness Technologies, Inc. (a)	15,600	172,224
Office Electronics - 0.3%
Xerox Corp.	13,700	193,033
Semiconductors & Semiconductor Equipment - 2.0%
Atmel Corp. (a)	39,800	190,642
Conexant Systems, Inc. (a)	55,900	100,061
Freescale Semiconductor, Inc. Class A (a)	5,800	166,054
Lam Research Corp. (a)	14,700	611,373
MKS Instruments, Inc. (a)	1,800	37,206
Omnivision Technologies, Inc. (a)	10,800	205,200
		1,310,536
Software - 0.3%
BEA Systems, Inc. (a)	16,200	190,188
TOTAL INFORMATION TECHNOLOGY		7,930,062
Common Stocks - continued
	Shares	Value
MATERIALS - 8.7%
Chemicals - 1.3%
Arch Chemicals, Inc.	5,700	$ 202,008
Ashland, Inc.	6,500	432,315
Eastman Chemical Co.	3,900	193,557
		827,880
Containers & Packaging - 0.2%
Myers Industries, Inc.	9,900	164,736
Metals & Mining - 7.2%
Allegheny Technologies, Inc.	9,600	613,344
Carpenter Technology Corp.	1,800	177,120
Century Aluminum Co. (a)	4,700	145,089
Chaparral Steel Co. (a)	2,500	175,475
Commercial Metals Co.	8,500	192,865
IPSCO, Inc.	5,100	481,156
Nucor Corp.	18,400	978,328
Olympic Steel, Inc.	5,300	186,401
Oregon Steel Mills, Inc. (a)	3,400	157,216
Reliance Steel & Aluminum Co.	7,200	258,120
Steel Dynamics, Inc.	2,600	150,852
Titanium Metals Corp.	19,200	553,728
United States Steel Corp.	9,500	599,165
		4,668,859
TOTAL MATERIALS		5,661,475
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
Consolidated Communications Holdings, Inc.	12,500	209,750
Golden Telecom, Inc.	6,600	163,152
Qwest Communications International, Inc. (a)	176,400	1,409,436
		1,782,338
UTILITIES - 5.1%
Electric Utilities - 0.5%
Allegheny Energy, Inc. (a)	8,400	344,820
Independent Power Producers & Energy Traders - 4.6%
AES Corp. (a)	52,800	1,048,608
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Mirant Corp. (a)	12,100	$ 321,497
TXU Corp.	25,300	1,625,019
		2,995,124
TOTAL UTILITIES		3,339,944
TOTAL COMMON STOCKS (Cost $54,300,666)		64,630,142
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.8% to 4.83% 9/7/06 (Cost $74,616)	$ 75,000	74,625
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 5.3% (b) (Cost $323,712)	323,712	323,712
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $54,698,994)		65,028,479
NET OTHER ASSETS - 0.0%		(31,010)
NET ASSETS - 100%		$ 64,997,469
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,126
Fidelity Securities Lending Cash Central Fund	226
Total	$ 31,352
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $54,841,920. Net unrealized appreciation aggregated $10,186,559, of which $11,328,898 related to appreciated investment securities and $1,142,339 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 27, 2006